Recently Issued Accounting Standards (Tables)	6 Months Ended
Jun. 30, 2026
Accounting Changes and Error Corrections [Abstract]
Description of Other Recent Accounting Standards that have been Issued but not yet Adopted
The following table provides a brief description of other recent accounting standards that are applicable to the Company that have been issued but not yet adopted as of June 30, 2026:

Standard	Description	Date of adoption	Expected Effect on our Consolidated Financial Statements or Other Significant Matters
ASU 2024-03 Income Statement - Reporting comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses	The amendments require disclosure of the amounts of below 5 categories included in each relevant expense caption:

(a) purchase of inventory;
(b) employee compensation;
(c) depreciation;
(d) intangible asset amortization; and
(e) depreciation, depletion, and amortization recognized as part of oil and gas producing activities.

	The amendment also requires disclosure of the qualitative description of the amounts remaining in the relevant expense captions that are not separately disaggregated quantitatively. In addition, disclosure of the entity’s definition of selling expenses and its total amount are required.	January 1, 2027	Under evaluation
ASU 2025-01 Income Statement - Reporting comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40): Clarifying the Effective Date	The amendment in this Update amends the effective date of Update 2024-03 to clarify that all public business entities are required to adopt the guidance in annual reporting periods beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027.	January 1, 2027	Under evaluation
ASU 2025-03 Business Combinations (Topic 805) and Consolidation (Topic 810): Determining the Accounting Acquirer in the Acquisition of a Variable Interest Entity
The amendments in this Update require an entity involved in an acquisition transaction effected primarily by exchanging equity interests when the legal acquiree is a variable interest entity that meets the definition of a business to consider the factors in paragraphs 805-10-55-12 through 55-15 to determine which entity is the accounting acquirer. Entities are required to adopt the Update in annual reporting periods beginning after December 15, 2026 and interim reporting periods within those annual reporting periods.
		January 1, 2027	Under evaluation
ASU 2025-11 Interim Reporting (Topic 270): Narrow-Scope Improvements	The amendments in this update provide clarity about current requirements, the types of interim reporting, and the form and content of interim financial statements in accordance with GAAP.

	The amendments also include a disclosure principle that requires entities to disclose events since the end of the last annual reporting period that have a material impact on the entity.	January 1, 2028	Under evaluation
ASU 2025-12 Codification Improvements	The amendments represent changes to the Codification that clarify, correct errors, or make minor improvements to make the Codification easier to understand and apply.	January 1, 2027	Under evaluation
ASU 2026-02 Environmental Credits and Environmental Credit Obligations (Topic 818)	The amendments in this update improve GAAP by providing specific authoritative guidance for environmental credits and environmental credit obligations.	January 1, 2028	Under evaluation